Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net
Net, beginning of period	$ (221,682)	$ (164,091)
Deferred income tax recovery (expense) included in net income	34,335	(62,464)
Deferred income tax recovery included in other comprehensive income	22,049	3,980
Other	(437)	893
Net, end of period	(161,206)	(221,682)
Deferred tax assets
Deferred tax assets, beginning of period	59,532	102,341
Deferred income tax recovery (expense) included in net income	28,875	(44,277)
Deferred income tax recovery included in other comprehensive income	21,871	1,253
Other	803	215
Deferred tax assets, end of period	111,614	59,532
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(281,214)	(266,432)
Deferred income tax recovery (expense) included in net income	5,460	(18,187)
Deferred income tax recovery included in other comprehensive income	178	2,727
Other	(1,240)	678
Deferred tax liabilities, end of period	(272,820)	(281,214)
Previously stated
Net
Net, beginning of period	(221,682)
Net, end of period		(221,682)
Deferred tax assets
Deferred tax assets, beginning of period	59,532
Deferred tax assets, end of period		59,532
Deferred tax liabilities
Deferred tax liabilities, beginning of period	$ (281,214)
Deferred tax liabilities, end of period		$ (281,214)